Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	AGF Investments Trust
Entity Central Index Key	0001479599
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
AGF Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	AGQRX
AGF Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	AGQIX